Segment Information - Disclosure Of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,514,120	$ 1,088,191
Operating expense	(989,586)	(764,232)
Depreciation and depletion	(220,487)	(214,975)
Exploration and evaluation expense	(12,493)	(11,690)
Other operating expenses	(53,590)	(47,674)
Income from operations	237,964	49,620
Greenstone
Disclosure of operating segments [line items]
Revenue	278,369	0
Operating expense	(116,843)	0
Depreciation and depletion	(19,309)	0
Exploration and evaluation expense	(139)	0
Other operating expenses	0	0
Income from operations	142,078	0
Mesquite
Disclosure of operating segments [line items]
Revenue	173,223	168,001
Operating expense	(103,663)	(102,030)
Depreciation and depletion	(28,943)	(36,732)
Exploration and evaluation expense	0	0
Other operating expenses	0	0
Income from operations	40,617	29,239
Los Filos
Disclosure of operating segments [line items]
Revenue	412,243	305,950
Operating expense	(326,903)	(261,822)
Depreciation and depletion	(55,373)	(53,588)
Exploration and evaluation expense	(463)	(673)
Other operating expenses	0	(255)
Income from operations	29,504	(10,388)
Aurizona
Disclosure of operating segments [line items]
Revenue	173,947	233,423
Operating expense	(114,365)	(128,457)
Depreciation and depletion	(33,920)	(47,083)
Exploration and evaluation expense	(1,316)	(4,724)
Other operating expenses	0	0
Income from operations	24,346	53,159
Fazenda
Disclosure of operating segments [line items]
Revenue	152,300	127,962
Operating expense	(86,580)	(81,547)
Depreciation and depletion	(35,736)	(34,008)
Exploration and evaluation expense	(3,010)	(2,544)
Other operating expenses	0	0
Income from operations	26,974	9,863
RDM
Disclosure of operating segments [line items]
Revenue	137,486	101,931
Operating expense	(80,470)	(62,992)
Depreciation and depletion	(14,697)	(16,944)
Exploration and evaluation expense	0	0
Other operating expenses	0	(1,108)
Income from operations	42,319	20,887
Santa Luz
Disclosure of operating segments [line items]
Revenue	137,548	110,118
Operating expense	(111,250)	(95,437)
Depreciation and depletion	(26,338)	(22,031)
Exploration and evaluation expense	(2,654)	(2,669)
Other operating expenses	0	0
Income from operations	(2,694)	(10,019)
Castle Mountain
Disclosure of operating segments [line items]
Revenue	49,004	40,806
Operating expense	(49,512)	(31,947)
Depreciation and depletion	(6,171)	(4,589)
Exploration and evaluation expense	(433)	(905)
Other operating expenses	(580)	0
Income from operations	(7,692)	3,365
Corporate
Disclosure of operating segments [line items]
Revenue	0	0
Operating expense	0	0
Depreciation and depletion	0	0
Exploration and evaluation expense	(4,478)	(175)
Other operating expenses	(53,010)	(46,311)
Income from operations	$ (57,488)	$ (46,486)